Offerings	Mar. 03, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Equity Class A Common Stock, $0.0005 par value per share, reserved for issuance pursuant to the 2019 Equity Incentive Plan
Amount Registered | shares	5,067,266
Proposed Maximum Offering Price per Unit	366.40
Maximum Aggregate Offering Price	$ 1,856,646,262.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 256,402.85
Offering Note	Note 1(a): In the event of a stock split, stock dividend or similar transaction involving the Registrant's Class A common stock, $0.0005 par value per share ("Class A Common Stock"), the number of shares registered hereby shall automatically be adjusted in accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). Note 1(b): Represents 5,067,266 shares of Class A Common Stock available for future issuance under the 2019 Equity Incentive Plan by reason of the automatic increase provisions therein. Note 1(c): Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act. The Proposed Maximum Offering Price Per Share is based on the average of the high and low prices of the Registrant's Class A Common Stock on The Nasdaq Global Select Market on February 27, 2026. Note 1(d): Rounded to the nearest cent. Note 1(e): The Registrant does not have any fee.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.0005 par value per share, reserved for issuance pursuant to the Amended and Restated 2019 Employee Stock Purchase Plan
Amount Registered | shares	2,533,633
Proposed Maximum Offering Price per Unit	366.40
Maximum Aggregate Offering Price	$ 928,323,131.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 128,201.42
Offering Note	Note 2(a): In the event of a stock split, stock dividend or similar transaction involving the Registrant's Class A common stock, $0.0005 par value per share ("Class A Common Stock"), the number of shares registered hereby shall automatically be adjusted in accordance with Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"). Note 2(b): Represents 2,533,633 shares of Class A Common Stock available for future issuance under the Amended and Restated 2019 Employee Stock Purchase Plan by reason of the automatic increase provisions therein. Note 2(c): Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) and Rule 457(c) under the Securities Act. The Proposed Maximum Offering Price Per Share is based on the average of the high and low prices of the Registrant's Class A Common Stock on The Nasdaq Global Select Market on February 27, 2026. Note 2(d): Rounded to the nearest cent. Note 2(e): The Registrant does not have any fee offsets.